Bank Loans - Summary of Maturities of Long Term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Disclosure [Abstract]
Less than 1 year	¥ 9,800	$ 1,401	¥ 10,500
Between 1 and 2 years	33,800	4,833	3,500
Between 2 and 3 years	29,400	4,204	17,000
Between 3 and 4 years	3,000	429	0
over 4 years	16,500	2,360	0
Long term debt	¥ 92,500	$ 13,227	¥ 31,000